Equity Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Equity Transactions
Equity Transactions

The Company has 4,000,000,000 common shares authorized with a par value of $ 0.001 per share.

The Company has 10,000,000 preferred shares authorized with a par value of $ 0.001 per share.

On July 18, 2013, the Company designated, from the 10,000,000 authorized shares of preferred stock, 6,000,000 shares of Series “A” Preferred Stock. The Series “A” Preferred Stock has voting rights of 100 votes per share and votes with common shares as a single class.

On July 18, 2013, the Company granted 6,000,000 Series “A” Preferred shares and 827,670 common shares for the intellectual property. The common and preferred shares were valued at a total of $123,973.

On July 19, 2013, our new officer/director agreed to cancel 5,002,554 common shares and returned them to treasury. Certain other shareholders also agreed to cancel 2,625,210 common shares.

On September 5, 2013, the Company increased the authorized common shares from 900,000 to 375,030,000. Correspondingly, the Company affirmed a forward split of 4.167 for 1 in which each shareholder was issued 4.167 common shares for each share held. All share and per share date included in these financial statements has been retrospectively adjusted to account for the stock split.

On October 29, 2013, the Company granted 2,500 units at $30.00 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $50.00 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On December 11, 2013, the Company granted 2,500 units at $30.00 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $50.00 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On June 9, 2015, the Company issued 900,000 units at $0.02 per unit. Each unit consisted of one common stock warrant with an exercise price of $0.02 and a five year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On December 15, 2015, the Company issued 4,000,000 units at $0.01 per unit. Each unit consisted of one common stock warrant with an exercise price of $0.01 and a five year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

The following is a summary of the inputs used to determine the value of the warrants issued in connection with common stock using the Black-Scholes option pricing model.

Date	June 9, 2015	Dec 15,2015
Warrants	900,000	4,000,000
Stock price on grant date	$0.02	$0.01
Exercise price	$0.02	$0.01
Expected life	5 year	5 year
Volatility	98%	98%
Risk-free rate	1.74%	1.71%
Calculated value	$13,259	$29,612
Fair value allocation of proceeds	$13,259	$29,612

The following is a summary of the warrant activity for the period March 31, 2016 to December 31, 2016:

	Number of warrants	Weighted average exercise price
Outstanding, March 31, 2016	4,930,666	$0.192
Granted		$ -
Exercised	-	-
Outstanding, December 31, 2016	4,930,666	$0.192

On April 22, 2015, the Company sold 100,381 shares of common stock for $5,405 in cash, which was paid directly to a vendor for accounts payable.

On June 25, 2015, the Company sold 1,542,455 shares of common stock for $10,797 in cash, of which $3,750 was paid directly to professionals in connection with the expenses of that sale, and $7,047 was retained by the Company.

On July 7, 2015, the Company sold 1,619,423 shares of common stock for $11,336 in cash, of which $3,750 was paid directly to a vendor for professional services.

On July 15, 2015, the Company sold 1,439,282 shares of common stock for $10,075 in cash.

On October 27, 2015, the Company sold 1,648,840 shares of common stock for $11,542 in cash.

During the periods ended December 31, 2016 and March 31, 2016, the Company received, as listed, conversion notices from various note holders. The Company issued the following common shares to satisfy the conversion of the following debt and interest:

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2015	$16,650	411,111	$0.04050
April 6, 2015	$10,000	209,644	$0.04770
April 8, 2015	$15,309	453,561	$0.03375
April 8, 2015	$20,001	454,545	$0.04400
April 9, 2015	$14,320	325,455	$0.04400
April 14, 2015	$10,000	236,967	$0.04220
April 16, 2015	$1,918	53,000	$0.03619
April 21, 2015	$10,000	259,740	$0.03850
April 29, 2015	$15,000	389,610	$0.03850
May 4, 2015	$5,083	131,464	$0.03866
May 12, 2015	$28,456	903,380	$0.03150
May 20, 2015	$20,199	947,645	$0.02131
May 20, 015	$17,240	783,636	$0.02200
May 27, 2015	$13,568	701,801	$0.01933
May 29, 2015	$15,000	882,353	$0.01700
June 11, 2015	$9,897	942,609	$0.01050
June 16, 2015	$14,100	1,175,000	$0.01200
June 16, 2015	$13,565	1,130,417	$0.01200
June 22, 2015	$7,415	1,235,833	$0.00600
June 22, 2015	$14,384	2,479,924	$0.00580
June 23, 2015	$7,752	1,292,000	$0.00600
September 16, 2015	$7,974	1,772,033	$0.00450
September 28, 2015	$10,000	1,666,667	$0.00600
September 29, 2015	$10,620	1,770,000	$0.00600
October 7, 2015	$2,250	375,000	$0.00600
October 7, 2015	$8,400	1,400,000	$0.00600
October 19, 2015	$9,720	1,620,000	$0.00600
November 2, 2015	$4,424	1,966,124	$0.00225
November 23, 2015	$10,000	1,666,667	$0.00600
November 30, 2015	$16,844	2,591,323	$0.00650
December 9, 2015	$1,746	775,991	$0.00225
December 17, 2015	$5,332	919,319	$0.00580
December 28, 2015	$1,341	596,200	$0.00225
December 28, 2015	$17,700	2,950,000	$0.00600
December 28, 2015	$14,305	2,384,167	$0.00600
December 28, 2015	$14,963	2,579,916	$0.00580
December 29, 2015	$8,395	1,399,167	$0.00600
December 29, 2015	$7,670	1,278,333	$0.00600
December 30, 2015	$6,651	2,956,248	$0.00225
January 1, 2016	$28,500	4,384,615	$0.00650
January 4, 2016	$19,339	3,223,213	$0.00600
January 5, 2016	$8,107	3,603,227	$0.00225
January 6, 2016	$16,070	2,678,333	$0.00600
January 6, 2016	$16,597	2,861,607	$0.00580
February 16 ,2016	$1,424	4,220,400	$0.00034
February 17, 2016	$12,800	8,443,272	$0.00152
February 23, 2016	$4,640	4,218,182	$0.00110
February 23, 2016	$3,086	4,200,871	$0.00073
February 24, 2016	$1,492	4,419,970	$0.00034
February 25, 2016	$3,000	2,638,987	$0.00114
February 25, 2016	$4,640	4,218,182	$0.00110
March 1, 2016	$1,313	5,834,458	$0.00022
March 2, 2016	$4,600	5,831,643	$0.00079
March 2, 2016	$1,650	2,586,410	$0.00064
March 2, 2016	$9,332	11,650,000	$0.00080
March 7, 2016	$2,799	6,546,292	$0.00043
March 11, 2016	$1,924	4,147,500	$0.00046
March 14, 2016	$2,245	7,125,777	$0.00032
March 15, 2016	$3,329	7,454,098	$0.00045
March 15, 2016	$5,210	11,450,000	$0.00046
March 22, 2016	$2,419	8,957,888	$0.00027
March 22, 2016	$2,367	7,200,486	$0.00033
March 22, 2016	$5,315	11,682,000	$0.00046
March 28, 2016	$1,986	8,958,779	$0.00022
March 31, 2016 Total	$602,376	194,603,040

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2016	$2,197	9,766,311	$0.000225
April 4, 2016	$4,847	17,250,000	$0.000281
April 7, 2016	$1,750	9,722,222	$0.000180
April 14, 2016	$4,158	19,250,000	$0.000216
April 15, 2016	$1,318	9,766,222	$0.000135
April 26, 2016	$1,705	12,629,776	$0.000135
May 4, 2016	$2,067	9,718,025	$0.000213
May 31, 2016	$ 828	4,600,055	$0.000180
June 2, 2016	$9,120	30,000,000	$0.000304
June 2, 2016	$4,401	29,340,333	$0.000150
June 14, 2016	$5,847	29,235,900	$0.000200
June 17,2016	$5,691	28,456,150	$0.000200
June 29, 2016	$6,580	21,270,355	$0.000309
August 23, 2016	$2,567	22,129,741	$0.000116
August 29, 2016	$2,570	22,156,120	$0.000116
September 6, 2016	$2,547	21,952,672	$0.000116
September 20, 2016	$2,443	25,267,655	$0.000097
September 26, 2016	$2,946	25,393,448	$0.000116
September 28, 2016	$2,947	25,403,448	$0.000116
September 30, 2016	$3,949	51,066,724	$0.000077
October 7, 2016	$3,381	58,291,551	$0.000058
October 14, 2016	$3,380	58,275,689	$0.000058
October 21, 2016	$3,385	58,355,689	$0.000058
October 26, 2016	$3,382	58,316,551	$0.000058
October 31, 2016	$5,037	86,837,068	$0.000058
November 7 , 2016	$5,015	86,472,931	$0.000058
November 22, 2016	$5,513	95,060,172	$0.000058
November 29, 2016	$5,515	95,092,931	$0.000058
December 6, 2016	$4,058	69,959,310	$0.000058
December 31, 2016 Total	$109,144	1,091,037,049

(2) Effective April 6, 2015, the Company approved the re-pricing of all 2,712,535 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $.08 per share and $0.17 per share, to $0.08 per share which was the closing price of the Company’s common stock on April 6, 2015. All of the other terms of the options remained unchanged. (3) Effective August 4, 2015, the Company approved the re-pricing of all 3,712,535 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $.08 per share and $0.02 per share, to $0.02 per share which was the closing price of the Company’s common stock on August 4, 2015. All of the other terms of the options remained unchanged. The Company revalued all existing options on January 12, 2015 and again on April 6, 2015, and again on August 4, 2015 using the Black-Scholes option pricing model using the initial terms of the options and the modified terms of the options. The difference in the valuations was recorded as additional expense. The re-pricing of the options resulted in the recognition of an additional $50,448 on January 9, 2015 and an additional $9,316 on April 6, 2015, and an additional $47,463 on August 4, 2015 in related stock based compensation expense for those periods.

On February 8, 2016, the Company approved a change in the authorized shares of common stock to 4,000,000,000 shares.

Effective February 11, 2016, the Company approved a reverse stock split of the common stock, par value $0.001 per share at a ratio of 1 for 100 of each share issued and outstanding on the effective date. These financial statements retroactively reflect the reverse stock split for all periods.

The Company accounts for employee stock-based compensation in accordance with the guidance of ASC Topic 718: Compensation - Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values

The Company follows ASC Topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock options and warrants issued to consultants and other non-employees. In accordance with ASC Topic 505-50, these stock options issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the option, whichever can be more clearly determined.

During the year ended March 31, 2014, the Company granted 475,033 stock options to officers, directors, employees and consultants. During the year ended March 31, 2015, the Company granted 197,500 stock options to officers, directors, employees and consultants. During the period ended March 31, 2016, the Company granted 3,900,003 stock options to officers, directors, employees and consultants The options have been re-priced twice as follows: (1) Effective January 12, 2015, the Company approved the re-pricing of all 672,533 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $1.91984 per share and $30.0 per share, to $0.17 per share which was the closing price of the Company’s common stock on January 9, 2015. All of the other terms of the options remained unchanged.

The following is a summary of the inputs used to determine the value of the options using the Black-Scholes option pricing model.

Date	April 6, 2015	June 9, 2015	December 15, 2015
Options	2,040,003	1,000,000	860,000
Stock price grant date	$0.08	$0.02	$0.01
Initial Exercise price	$0.08	$0.02	$0.01
Modified Exercise price	$0.01	$0.01	$0.01
Expected life	5.0	5.0	5.0
Volatility	99%	99%	84%
Risk-free rate	1.31%	1.74%	1.70%
Calculated value	$120,778	$14,838	$5,736
Modified value	$151,221	$16,347	$5,736

The following is a summary of the option activity for the period March 31, 2015 through December 31, 2016:

	Number of options	Weighted average exercise price
Outstanding, March 31, 2015	672,533	$0.01
Granted	3,900,003	$0.01
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2016	4,572,536	$0.01

The Company has 4,000,000,000 common shares authorized with a par value of $ 0.001 per share.

The Company has 10,000,000 preferred shares authorized with a par value of $ 0.001 per share.

On July 18, 2013, the Company designated, from the 10,000,000 authorized shares of preferred stock, 6,000,000 shares of Series “A” Preferred Stock. The Series “A” Preferred Stock has voting rights of 100 votes per share and votes with common shares as a single class.

On July 18, 2013, the Company granted 6,000,000 Series “A” Preferred shares and 827,670 common shares for the intellectual property. The common and preferred shares were valued at a total of $123,973.

On July 19, 2013, our new officer/director agreed to cancel 5,002,554 common shares and returned them to treasury. Certain other shareholders also agreed to cancel 2,625,210 common shares.

On September 5, 2013, the Company increased the authorized common shares from 900,000 to 375,030,000. Correspondingly, the Company affirmed a forward split of 4.167 for 1 in which each shareholder was issued 4.167 common shares for each share held. All share and per share date included in these financial statements has been retrospectively adjusted to account for the stock split.

On October 29, 2013, the Company granted 2,500 units at $30.00 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $50.00 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On December 11, 2013, the Company granted 2,500 units at $30.00 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $50.00 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On March 10, 2014, the Company issued 833 units at $30.00 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $50.00 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

The following is a summary of the inputs used to determine the value of the warrants issued in connection with common stock using the Black-Scholes option pricing model.

Date	October 29, 2013	December 11, 2013	March 10, 2014
Warrants	2,500	2,500	833
Stock price on grant date	$30.00	$2.00	$2.00
Exercise price	$50.00	$50.00	$50.00
Expected life	1 year	1 year	1 year
Volatility	147%	64%	65%
Risk-free rate	0.12%	0.11%	0.13%
Calculated value	$10,473	$0	$0
Fair value allocation of proceeds	$7,381	$0	$0

On April 4, 2014, the Company issued 833 units at $30.00 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $50.00 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On April 24, 2014, the Company issued 10,000 units at $25.00 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $35.00 and a three year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On July 10, 2014, the Company issued 7,000 units at $4.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $15.00 and a three year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On July 29, 2014, the Company issued 7,000 units at $5.00 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $15.00 and a three year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On June 9, 2015, the Company issued 900,000 units at $0.02 per unit. Each unit consisted of one common stock warrant with an exercise price of $0.02 and a five year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On December 15, 2015, the Company issued 4,000,000 units at $0.01 per unit. Each unit consisted of one common stock warrant with an exercise price of $0.01 and a five year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

The following is a summary of the inputs used to determine the value of the warrants issued in connection with common stock using the Black-Scholes option pricing model.

Date	April 4, 2014	April 24, 2014	July 10, 2014	July 29, 2014	June 9, 2015	Dec 15,2015
Warrants	833	10,000	7,000	7,000	900,000	4,000,000
Stock price on grant date	$19.90	$25.20	$3.70	$3.70	$0.02	$0.01
Exercise price	$50.00	$35.00	$15.00	$15.00	$0.02	$0.01
Expected life	1 year	3 year	3 year	3 year	5 year	5 year
Volatility	113%	76%	119%	119%	98%	98%
Risk-free rate	0.12%	0.84%	0.96%	0.98%	1.74%	1.71%
Calculated value	$3,181	$104,416	$12,130	$12,102	$13,259	$29,612
Fair value allocation of proceeds	$2,822	$73,653	$8,637	$8,992	$13,259	$29,612

The following is a summary of the warrant activity for the period from April 1, 2013 to March 31, 2016:

	Number of warrants	Weighted average exercise price
Outstanding, March 31, 2014	5,833	$50.00
Granted	24,833	$24.00
Exercised	-	-
Outstanding, March 31, 2015	30,666	$29.00
Granted	4,900,000	$0.012
Exercised	-	-
Outstanding, March 31, 2016	4,930,666	$0.192

On May 7, 2014, the Company granted 25,000 shares to a consultant for prior services rendered. The Company had accrued $300,000 for these services as of March 31, 2014.

On June 16, 2014, the Company issued 14,690 shares of common stock for stock deposits of $147,050. The Company had received the deposits during the year ended March 31, 2014.

On July 1, 2014, the Company granted 10,000 shares to a professional for prior legal services rendered. The Company had accrued $30,000 for these services as of June 30, 2014. The shares were valued on the grant date at the fair market value of $60,000 resulting in a loss on the issuance of shares of $30,000.

On October 6, 2014, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC, a related party, and its principals to acquire certain assets including a US Patent entitled “Compositions and methods of use of Phorbol Esters for the treatment of Hodgkin’s Lymphoma”, and all related intellectual property, inventions and trade secrets, data and clinical study results. In consideration for the intellectual property the Company issued 2,207,920 common shares. These shares were valued at a total of $7,904,355; however, since the asset was acquired from a related party the Company valued the asset at the cost of the asset to the related party, $82,120, and treated the excess value of $7,822,235 as a deemed dividend reducing additional paid in capital.

Also on October 6, 2014, the Board of Directors approved the issuance of 80,000 shares of common stock to the CEO and 40,000 shares of common stock to the Company’s attorney as bonuses. The shares were valued based on the closing stock price on the grant date for a total value of $429,600.

On November 19, 2014, the Company entered into an agreement with an unrelated vendor to provide six months of consulting services in exchange for 5,000 shares of common stock. The shares were valued based on the closing stock price on the grant date for a total value of $6,450. The entire contract was expensed as of March 31, 2015.

On August 13, 2014, the Company entered into an investment agreement with an investor to invest up to $4,000,000 to purchase the Company’s common stock. The price per share for each investment is determined by the lesser of: (1) 65% of the lowest traded price of the Company’s common stock during the ten consecutive trading days prior to the drawdown notice date or (2) 65% of the closing bid price on the day before the drawdown notice is submitted. During the year ended March 31, 2015, the Company issued 799,619 shares of common stock to this investor for total proceeds of $220,000.

On April 22, 2015, the Company sold 100,381 shares of common stock for $5,405 in cash, which was paid directly to a vendor for accounts payable.

On June 25, 2015, the Company sold 1,542,455 shares of common stock for $10,797 in cash, of which $3,750 was paid directly to professionals in connection with the expenses of that sale, and $7,047 was retained by the Company.

On July 7, 2015, the Company sold 1,619,423 shares of common stock for $11,336 in cash, of which $3,750 was paid directly to a vendor for professional services.

On July 15, 2015, the Company sold 1,439,282 shares of common stock for $10,075 in cash.

On October 27, 2015, the Company sold 1,648,840 shares of common stock for $11,542 in cash.

During the years ended March 31, 2016 and, 2015, the Company received, as listed, conversion notices from various note holders. The Company issued the following common shares to satisfy the conversion of the following debt and interest:

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
September 22, 2014	$12,000	5,505	$2.18
October 1, 2014	$12,000	6,487	$1.85
October 8, 2014	$9,000	5,056	$1.78
October 16, 2014	$6,000	4,546	$1.32
October 29, 2014	$15,000	12,500	$1.20
November 3, 2014	$10,000	8,197	$1.22
November 7, 2014	$12,000	11,881	$1.01
November 19, 2014	$18,120	28,312	$0.64
December 8, 2014	$15,000	34,884	$0.43
December 15, 2014	$12,000	42,857	$0.28
December 26, 2014	$17,200	74,783	$0.23
February 11, 2015	$29,900	747,500	$0.04
February 12, 2015	$17,333	373,561	$0.046
February 13, 2015	$17,894	372,800	$0.048
February 15, 2015	$35,730	739,243	$0.048
February 17, 2015	$17,003	366,440	$0.046
February 23, 2015	$20,603	470,900	$0.044
February 23, 2015	$17,003	366,440	$0.046
February 24, 2015	$9,488	204,473	$0.046
February 26, 2015	$42,030	1,050,750	$0.040
February 27, 2015	$26,880	560,000	$0.048
March 2, 2015	$56,402	1,215,551	$0.046
March 9, 2015	$33,900	475,182	$0.071
March 10, 2015	$25,200	700,000	$0.036
March 20, 2015	$10,000	181,818	$0.006
March 31, 2015 Total	$498,686	8,059,666

On February 8, 2016, the Company approved a change in the authorized shares of common stock to 375,030,000 shares.

Effective February 11, 2016, the Company approved a reverse stock split of the common stock, par value $0.001 per share at a ratio of 1 for 100 of each share issued and outstanding on the effective date. These financial statements retroactively reflect the reverse stock split for all periods.

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2015	$16,650	411,111	$0.04050
April 6, 2015	$10,000	209,644	$0.04770
April 8, 2015	$15,309	453,561	$0.03375
April 8, 2015	$20,001	454,545	$0.04400
April 9, 2015	$14,320	325,455	$0.04400
April 14, 2015	$10,000	236,967	$0.04220
April 16, 2015	$1,918	53,000	$0.03619
April 21, 2015	$10,000	259,740	$0.03850
April 29, 2015	$15,000	389,610	$0.03850
May 4, 2015	$5,083	131,464	$0.03866
May 12, 2015	$28,456	903,380	$0.03150
May 20, 2015	$20,199	947,645	$0.02131
May 20, 015	$17,240	783,636	$0.02200
May 27, 2015	$13,568	701,801	$0.01933
May 29, 2015	$15,000	882,353	$0.01700
June 11, 2015	$9,897	942,609	$0.01050
June 16, 2015	$14,100	1,175,000	$0.01200
June 16, 2015	$13,565	1,130,417	$0.01200
June 22, 2015	$7,415	1,235,833	$0.00600
June 22, 2015	$14,384	2,479,924	$0.00580
June 23, 2015	$7,752	1,292,000	$0.00600
September 16, 2015	$7,974	1,772,033	$0.00450
September 28, 2015	$10,000	1,666,667	$0.00600
September 29, 2015	$10,620	1,770,000	$0.00600
October 7, 2015	$2,250	375,000	$0.00600
October 7, 2015	$8,400	1,400,000	$0.00600
October 19, 2015	$9,720	1,620,000	$0.00600
November 2, 2015	$4,424	1,966,124	$0.00225
November 23, 2015	$10,000	1,666,667	$0.00600
November 30, 2015	$16,844	2,591,323	$0.00650
December 9, 2015	$1,746	775,991	$0.00225
December 17, 2015	$5,332	919,319	$0.00580
December 28, 2015	$1,341	596,200	$0.00225
December 28, 2015	$17,700	2,950,000	$0.00600
December 28, 2015	$14,305	2,384,167	$0.00600
December 28, 2015	$14,963	2,579,916	$0.00580
December 29, 2015	$8,395	1,399,167	$0.00600
December 29, 2015	$7,670	1,278,333	$0.00600
December 30, 2015	$6,651	2,956,248	$0.00225
January 1, 2016	$28,500	4,384,615	$0.00650
January 4, 2016	$19,339	3,223,213	$0.00600
January 5, 2016	$8,107	3,603,227	$0.00225
January 6, 2016	$16,070	2,678,333	$0.00600
January 6, 2016	$16,597	2,861,607	$0.00580
February 16 ,2016	$1,424	4,220,400	$0.00034
February 17, 2016	$12,800	8,443,272	$0.00152
February 23, 2016	$4,640	4,218,182	$0.00110
February 23, 2016	$3,086	4,200,871	$0.00073
February 24, 2016	$1,492	4,419,970	$0.00034
February 25, 2016	$3,000	2,638,987	$0.00114
February 25, 2016	$4,640	4,218,182	$0.00110
March 1, 2016	$1,313	5,834,458	$0.00022
March 2, 2016	$4,600	5,831,643	$0.00079
March 2, 2016	$1,650	2,586,410	$0.00064
March 2, 2016	$9,332	11,650,000	$0.00080
March 7, 2016	$2,799	6,546,292	$0.00043
March 11, 2016	$1,924	4,147,500	$0.00046
March 14, 2016	$2,245	7,125,777	$0.00032
March 15, 2016	$3,329	7,454,098	$0.00045
March 15, 2016	$5,210	11,450,000	$0.00046
March 22, 2016	$2,419	8,957,888	$0.00027
March 22, 2016	$2,367	7,200,486	$0.00033
March 22, 2016	$5,315	11,682,000	$0.00046
March 28, 2016	$1,986	8,958,779	$0.00022
March 31, 2016 Total	$602,376	194,603,040

The Company accounts for employee stock-based compensation in accordance with the guidance of ASC Topic 718: Compensation - Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.

The Company follows ASC Topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock options and warrants issued to consultants and other non-employees. In accordance with ASC Topic 505-50, these stock options issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the option, whichever can be more clearly determined.

During the year ended March 31, 2014, the Company granted 475,033 stock options to officers, directors, employees and consultants. During the year ended March 31, 2015, the Company granted 197,500 stock options to officers, directors, employees and consultants. During the period ended March 31, 2016, the Company granted 3,900,003 stock options to officers, directors, employees and consultants The options have been re-priced twice as follows: (1) Effective January 12, 2015, the Company approved the re-pricing of all 672,533 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $1.91984 per share and $30.0 per share, to $0.17 per share which was the closing price of the Company’s common stock on January 9, 2015. All of the other terms of the options remained unchanged. (2) Effective April 6, 2015, the Company approved the re-pricing of all 2,712,535 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $.08 per share and $0.17 per share, to $0.08 per share which was the closing price of the Company’s common stock on April 6, 2015. All of the other terms of the options remained unchanged. (3) Effective August 4, 2015, the Company approved the re-pricing of all 3,712,535 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $.08 per share and $0.02 per share, to $0.02 per share which was the closing price of the Company’s common stock on August 4, 2015. All of the other terms of the options remained unchanged. The Company revalued all existing options on January 12, 2015 and again on April 6, 2015, and again on August 4, 2015 using the Black-Scholes option pricing model using the initial terms of the options and the modified terms of the options. The difference in the valuations was recorded as additional expense. The re-pricing of the options resulted in the recognition of an additional $50,448 on January 9, 2015 and an additional $9,316 on April 6, 2015, and an additional $47,463 on August 4, 2015 in related stock based compensation expense for those periods.

The following is a summary of the inputs used to determine the value of the options using the Black-Scholes option pricing model.

Date	May 7, 2014	July 23, 2014	October 6, 2014	April 6, 2015	June 9, 2015	December 15, 2015
Options	35,000	7,500	155,000	2,040,003	1,000,000	860,000
Stock price grant date	$12.00	$6.90	$3.58	$0.08	$0.02	$0.01
Initial Exercise price	$12.00	$6.90	$1.91984	$0.08	$0.02	$0.01
Modified Exercise price	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01
Expected life	10.00	10.00	5.0	5.0	5.0	5.0
Volatility	73%	88%	101%	99%	99%	84%
Risk-free rate	2.56%	2.53%	1.04%	1.31%	1.74%	1.70%
Calculated value	$315,772	$45,109	$454,798	$120,778	$14,838	$5,736
Modified value	$7,164	$1,537	$31,408	$151,221	$16,347	$5,736

The following is a summary of the option activity for the period April 1, 2013 through March 31, 2016:

	Number of options	Weighted average exercise price
Outstanding, March 31, 2014	475,033	$0.01
Granted	197,500	$0.01
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2015	672,533	$0.01
Granted	3,900,003	$0.01
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2016	4,572,536	$0.01